CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Consolidated net income (loss)	$ 43.8	$ 3.0	$ (48.0)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Unrealized loss (gain) from derivative contracts	0.9	(0.9)
Depreciation, amortization and impairment	83.3	$ 37.4	$ 35.6
Amortization of long-term deferred expenses	1.9
Loss from disposal of subsidiaries	1.3
Stock compensation expenses	0.7
Write-down of inventories	10.2	$ 6.6	$ 20.2
Reversal of litigation accruals	(48.5)
Provision for doubtful collection of accounts receivable	4.3	$ 0.3	$ 4.1
Deferred tax expense	4.6	1.4	0.4
Non-cash interest expense on amortization of long-term debt and litigation accruals	$ 7.9	7.7	$ 9.3
Non-cash income from reversal of personnel provisions and R&D subsidies		(2.5)
Cash paid to purchase silver accounts		$ (2.7)
Foreign currency exchange loss	$ 37.0
Changes in operating assets and liabilities:
Restricted cash	(67.0)	$ 4.2	$ (6.6)
Accounts receivable	(196.4)	$ (37.1)	$ (126.0)
Notes receivable	(0.7)
Inventories	(74.0)	$ (46.1)	$ (89.3)
Advance to suppliers and long-term prepayments	10.1
Other current assets	(11.2)	$ (13.2)	$ (1.4)
Other non-current assets	(2.5)
Amount due from related parties	(44.8)
Accounts payable	42.2	$ (26.5)	$ 149.7
Notes payable	26.8
Warranty provision	9.0	$ (1.5)	$ 2.9
Accrued expenses and other liabilities	22.1	$ (11.7)	$ 11.4
Amount due to related parties	(14.4)
Customer deposits	1.9
Deferred revenue	402.1
Net cash provided by (used in) operating activities	250.6	$ (81.6)	$ (37.7)
Cash flows from investing activities:
Net cash received from an acquisition	70.2
Net cash received from asset acquisitions	$ 9.1
Proceeds for sale of asset held for sale			$ 9.0
Acquisition of fixed assets and intangible assets	$ (200.0)	$ (45.6)	$ (15.5)
Change in restricted cash	4.4
Proceeds from disposal of fixed assets	0.4
Issuance of loans to related parties	(66.1)	$ (19.5)	$ (0.2)
Repayment of loans by related parties	25.0
Cash paid for long-term investment	(16.9)
Net cash received from disposal of subsidiaries	2.1
Net cash used in investing activities	$ (171.8)	$ (65.1)	$ (6.7)
Cash flows from financing activities:
Net proceeds from issuance of ordinary shares			220.2
Proceeds from bank borrowings	$ 655.8	$ 69.3	50.0
Principal payments on bank borrowings	(684.6)	(6.4)	(30.0)
Principal payments on government loan	(0.8)	$ (0.9)	$ (1.0)
Proceeds from related party borrowings	35.8
Repayment of related party borrowings	(13.0)
Principal payments on capital lease obligations	(6.6)	$ (5.6)	$ (1.0)
Arrangement fee for short-term bank borrowings	(2.1)
Arrangement fee and other related costs for long-term notes	(1.0)
Net cash provided by (used in) financing activities	(16.5)	$ 56.4	$ 238.2
Net increase (decrease) in cash and cash equivalents	62.3	(90.3)	193.8
Effect of exchange rate changes on cash and cash equivalents	(19.0)	(10.7)	2.0
Cash and cash equivalents at the beginning of year	156.7	257.7	61.9
Cash and cash equivalents at the end of year	200.0	156.7	257.7
Supplemental disclosure of cash flow information:
Interest paid	50.6	$ 10.4	$ 7.3
Realized gain from derivative contracts	10.5
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in accounts payable, accrued expenses and other liabilities	$ 28.0